COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of future payments
The Company has committed to certain payments as follows:

	2018	2019	2020	2021	2022	Thereafter
Product transportation and pipeline	$680	$584	$526	$482	$422	$3,868
Offshore equipment operating leases	$181	$92	$70	$68	$8	$—
Office leases	$43	$42	$42	$39	$30	$118
Other (1)	$87	$41	$40	$39	$43	$333

(1)
In addition to the amounts disclosed above, beginning on the earlier of the commercial operations date of the Redwater refinery and June 1, 2018, the Company is unconditionally obligated to pay its 25% pro rata share of the debt portion of the monthly cost of service toll, including interest, fees and principal repayments, of the syndicated credit facility and bonds, over the tolling period of 30 years. See Note 9.